As filed with the Securities and Exchange Commission on April 10, 2024

Securities Act File No. 333-278281

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

(Check appropriate box or boxes)

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in the Charter)

515 South Flower Street

Los Angeles, CA 90071

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

Copies to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, $0.001 par value per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Incorporated by reference are Part A (Combined Prospectus/Information Statement), Part B (Statement of Additional Information) and Part C (Other Information) included in The Registrant’s Registration Statement on Form N-14 filed on March 27, 2024, with the U.S. Securities and Exchange Commission (the “SEC”) (SEC Accession No. 0001193125-24-078914).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement has been signed on behalf of the registrant, in the City of Los Angeles and State of California, on the 10th day of April, 2024.

TCW FUNDS, INC.

By: /s/ Peter Davidson
Peter Davidson
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

* /s/ Patrick C. Haden Patrick C. Haden	Director	April 10, 2024

* /s/ Martin Luther King III Martin Luther King III	Director	April 10, 2024

/s/ Megan McClellan Megan McClellan	Director, President, and Principal Executive Officer	April 10, 2024

* /s/ Peter McMillan Peter McMillan	Director	April 10, 2024

* /s/ Patrick Moore Patrick Moore	Director	April 10, 2024

* /s/ Victoria B. Rogers Victoria B. Rogers	Director	April 10, 2024

* /s/ Robert G. Rooney Robert G. Rooney	Director	April 10, 2024

* /s/ Michael Swell Michael Swell	Director	April 10, 2024

* /s/ Andrew Tarica Andrew Tarica	Chairman and Director	April 10, 2024

/s/ Richard M. Villa Richard M. Villa	Treasurer, Principal Financial Officer, and Principal Accounting Officer	April 10, 2024

*By:	/s/ Peter Davidson
Peter Davidson
* Pursuant to Powers of Attorney